The Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation, property, plant and equipment	$ 18,347	$ 15,272
Cost of Revenues [Member]
Depreciation, property, plant and equipment	8,600	5,965
Operating Expenses [Member]
Depreciation, property, plant and equipment	$ 9,747	$ 9,307